Financial Assets And Financial Liabilities - Summary Of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 65,830	€ 40,926
Personnel (salaries payable)	5,351	3,255
Customer advances	68	110
Total	€ 71,249	€ 44,291